LONGTERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Long-term Investments
	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value December 31,
	2023	Additions	exchange	for the period	2024
Talisker Resources Common Shares	$782	$-	$(50)	$(47)	$685
Silver Wolf Exploration Ltd. Common Shares	71	426	(26)	(112)	359
Silver Wolf Exploration Ltd. Warrants	-	30	(1)	(9)	20
Endurance Gold Corp. Common Shares	81	81	(9)	(7)	146
Endurance Gold Corp. Warrants	-	37	(3)	3	37
	$934	$574	$(89)	$(172)	$1,247